Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Summary of Loans and Borrowings

(in $ millions)	2023	2022
	$	$
Non-current
Bank loans	88	55
Term loan	456	1,041
Lease liabilities	124	152
	668	1,248
Current
Bank loans	67	63
Term loan	20	20
Lease liabilities	38	34
	125	117

Summary of terms and conditions of outstanding loans and borrowings

	Currency	Nominal interest rate	Year of maturity	Carrying amount
				$
2023
Bank loans	SGD	1.5% to 2.1%	2024-2028	102
Bank loans	SGD	COF** + 1 to 1.1%	2024-2028	*
Bank loans	MYR	2.1% to 4.2%	2024-2028	*
Bank loans	MYR	COF** -2.0% to 1.3%	2024-2028	12
Bank loans	IDR	9.5%	2024-2028	9
Bank loans	THB	COF** + 7.0% p.a.	2024	32
Term loan	USD	SOFR*** + 4.5%	2026	476
Lease liabilities	Multiple	3.6% to 12.5%	2024-2037	162
				793

2022
Bank loans	SGD	1.5% to 2.1%	2023-2027	59
Bank loans	SGD	COF** + 1.0% to 1.1%	2023-2024	5
Bank loans	MYR	2.1% to 4.5%	2023-2027	4
Bank loans	MYR	COF** - 2.0% to 1.7%	2023-2027	15
Bank loans	IDR	9.9% to 10.3%	2023-2025	3
Bank loans	IDR	COF** + 1.8% to 2.0%	2023-2025	7
Bank loans	THB	COF** + 7.0% p.a.	2023	25
Term loan	USD	LIBOR + 4.5%	2026	1,061
Lease liabilities	Multiple	3.5% to 10.0%	2023-2037	186
				1,365

Summary of reconciliation of movements of liabilities to cash flows from financing activities
ii)
Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities
	Bank loans	Term loan	Lease liabilities	Total
(in $ millions)	$	$	$	$
Balance at January 1, 2023	118	1,061	186	1,365
Changes from financing cash flows
Proceeds from bank loans	116	—	—	116
Payment of bank loans	(161)	(604)	—	(765)
Payment of lease liabilities	—	—	(39)	(39)
Interest paid	(4)	(63)	(13)	(80)
Total changes from financing cash flows	(49)	(667)	(52)	(768)
Effect of changes in foreign exchange rates	2	—	2	4
Other changes
Liability-related
Recognition of lease liabilities	—	—	18	18
Derecognition of lease liabilities	—	—	(5)	(5)
Secured bank loans for asset acquisition	80	—	—	80
Interest expense	4	82	13	99
Total liability-related other changes	84	82	26	192
Balance at December 31, 2023	155	476	162	793

	Liabilities
	Bank loans	Term loan	Lease liabilities	Total
(in $ millions)	$	$	$	$
Balance at January 1, 2022	138	1,914	123	2,175
Changes from financing cash flows
Proceeds from bank loans	109	—	—	109
Payment of bank loans	(161)	(858)	—	(1,019)
Payment of lease liabilities	—	—	(35)	(35)
Interest paid	(8)	(140)	(12)	(160)
Total changes from financing cash flows	(60)	(998)	(47)	(1,105)
Effect of changes in foreign exchange rates	(3)	—	1	(2)
Other changes
Liability-related
Recognition of lease liabilities	—	—	72	72
Derecognition of lease liabilities	—	—	(13)	(13)
Secured bank loans for asset acquisition	18	—	—	18
Interest expense	7	145	13	165
Acquisition through business combination	18	—	37	55
Total liability-related other changes	43	145	109	297
Balance at December 31, 2022	118	1,061	186	1,365